Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Related Party Transactions
Related party transactions as of 31 December 2024 are as follows:

	Purchases / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,754	—	—	—
ATP Holdings ehf. - Sister company (a)	4,926	—	—	—
Aztiq Consulting ehf. – Sister company	192	—	—	2
Flóki-Art ehf. - Sister company	52	—	—	410
Alvogen Iceland ehf. - Sister company	25	—	—	—
Alvogen ehf. - Sister company	—	132	18	—
Alvogen UK - Sister company	233	—	—	76
Alvogen Finance B.V. - Sister Company	565	—	—	—
Alvogen Inc. - Sister company	355	—	3	619
Adalvo Limited - Sister company	265	220	97	149
L41 ehf. - Sister company	53	—	—	—
Flóki Invest ehf - Sister company	696	32	—	60
Alvogen Spain SL - Sister company	—	—	—	14
Norwich Clinical Services Ltd - Sister company	906	—	—	177
Fasteignafélagið Eyjólfur ehf - Sister company	28,456	—	—	87,946
Flóki fasteignir ehf. - Sister company	2,300	—	—	10,937
	48,778	384	118	100,390
(a)The full amount of purchased service relates to interest expenses from long-term liabilities which have been extinguished (see Note 21).
Related party transactions as of 31 December 2023 are as follows:

	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	11,968	—	—	76,556
ATP Holdings ehf. - Sister company (a)	9,193	—	—	49,560
Aztiq Consulting ehf. - Sister company	178	69	—	54
Flóki-Art ehf. - Sister company	88	—	—	422
Alvogen Iceland ehf. - Sister company	19	1	—	484
Alvogen ehf. - Sister company	—	152	16	—
Alvogen UK - Sister company	273	—	—	581
Alvogen Finance B.V. - Sister company	3,382	—	—	65
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	29	29	7,440
Lotus International Pte. Ltd. - Sister company	—	2	—	—
Alvogen Emerging Markets - Sister company	108	—	—	—
Alvogen Inc. - Sister company	305	—	—	284
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	—	—	758	539
Adalvo Limited - Sister company	402	189	86	337
Adalvo UK - Sister company	—	49	—	—
Flóki Invest ehf. - Sister company	680	4	—	251
Floki Holdings S.à r.l. – Sister company	40	—	—	—
Alvogen Malta Sh. Services - Sister company	—	—	7	—
Alvogen Spain SL - Sister Company	14	—	—	15
Norwich Clinical Services Ltd - Sister company	642	—	—	170
Fasteignafélagið Eyjólfur ehf - Sister company (d)	3,807	102	—	69,732
Flóki fasteignir ehf. - Sister company	1,682	—	—	11,466
	32,781	597	896	217,956
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities including discount and accretion (see Note 21).
(b)Payables to Lotus Pharmaceuticals Co. Ltd. consists of an other current liability. This other current liability is presented as “Liabilities to related party” on the unaudited condensed consolidated interim statements of financial position.
(c)The amount receivable from Alvotech & CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.
(d)Refer to Note 13 for the details of the new lease.
Related party transactions for the year ended 31 December 2022 are as follows:

	Purchased service / interest	Sold service
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,415	—
Aztiq Fjárfestingar ehf. (a)	216	—
Aztiq Consulting ehf. - Sister company	442	—
ATP Holdings ehf. - Sister company (a)	1,254	—
Fasteignafélagið Sæmundur hf. - Sister company	7,189	—
Fasteignafélagið Eyjólfur ehf - Sister company	—	196
Alvogen Iceland ehf. - Sister company	465	174
Alvogen ehf. - Sister company	—	68
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	3
Lotus International Pte. Ltd. - Sister company (b)	—	4
Alvogen Emerging Markets - Sister company	98	—
Alvogen Korea co. Ltd - Sister company	—	1
Alvogen Inc. - Sister company	585	266
Alvogen Malta Sh. Services - Sister company	603	—
Adalvo Limited - Sister company	1,218	106
Alvogen Spain SL - Sister Company	117	—
Norwich Clinical Services Ltd - Sister Company	301	—
Alvogen Pharma Pvt Ltd - Sister Company	1,159	—
Flóki fasteignir ehf. - Sister company	1,516	—
L41 ehf.	26	—
Lambhagavegur 7 ehf.	537	—
	21,141	818
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 21).
(b)Lambhagavegur is no longer a related party as it was sold during the year ended 31 December 2023.
Schedule of information about Board of Directors remuneration	The Board of Directors’ remuneration is shown in the table below.

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2024
	Board fees	Pension contribution	Other long-term benefits	Shares at year-end**
Robert Wessman, Chairman of the board*	—	—	—	—
Richard Davies, Vice-Chairman	156	—	183	1,163,422
Ann Merchant, Board Member	112	—	183	21,164
Árni Harðarson, Board Member*	—	—	—	—
Faysal Kalmoua, Board Member*	—	—	—	—
Hjörleifur Pálsson, Board Member (from 7 June 2024)	41	—	—	2,350
Linda McGoldrick, Board Member	92	—	183	21,164
Lisa Graver, Board Member	68	—	183	21,164
Tomas Ekman, Board Member*	—	—	—	—
	469	—	732	1,229,264
*Waived their board compensation (both cash and equity)
**Direct share ownership

	2024
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Robert Wessman CEO	2,176	147	—	—
Other Executive Team Members (10)	5,332	362	125	13,844
	7,508	509	125	13,844

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2023
	Board fees	Pension contribution	Other long-term benefits	Shares at year-end**
Robert Wessman, Chairman of the board*	—	—	—	—
Richard Davies, Vice-Chairman	156	—	104	1,143,713
Ann Merchant, Board Member	113	—	104	10,582
Árni Harðarson, Board Member*	—	—	—	—
Faysal Kalmoua, Board Member*	—	—	—	—
Linda McGoldrick, Board Member	81	—	104	10,582
Lisa Graver, Board Member	71	—	104	10,582
Tomas Ekman, Board Member*	—	—	—	—
	421	—	416	1,175,459
*Waived their board compensation (both cash and equity)
**Direct share ownership

	2023
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Robert Wessman CEO	1,491	26	—	—
Other Executive Team Members (9)	5,020	346	52	9,456
	6,511	372	52	9,456